SCHEDULE OF SUBSIDIARIES (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Place of incorporation	[1]	British Virgin Islands	British Virgin Islands
Date of incorporation	[1]	Jan. 17, 2024	Jan. 17, 2024
Principal activities	[1]	Investment holding	Investment holding
Mango Financial Limited [Member] | Direct Subsidary [Member]
Place of incorporation		Hong Kong	Hong Kong
Date of incorporation		Mar. 02, 1993	Mar. 02, 1993
Principal activities		Securities dealing and financial services	Securities dealing and financial services
Percentage of effective ownership		100.00%	100.00%
Mango Financial Limited [Member] | Indirect [Member]
Place of incorporation		Hong Kong	Hong Kong
Date of incorporation		Mar. 02, 1993	Mar. 02, 1993
Principal activities		Securities dealing and financial services	Securities dealing and financial services
Percentage of effective ownership		100.00%	100.00%
Mango Fiduciary Limited [Member] | Direct Subsidary [Member]
Place of incorporation		Hong Kong	Hong Kong
Date of incorporation		Jul. 10, 2025	Jul. 10, 2025
Principal activities		Trust or company service	Trust or company service
Percentage of effective ownership		100.00%	100.00%
Mango Fiduciary Limited [Member] | Indirect [Member]
Place of incorporation			Hong Kong
Date of incorporation		Jul. 10, 2025	Jul. 10, 2025
Principal activities		Trust or company service	Trust or company service
Percentage of effective ownership		100.00%	100.00%
Mango Financial OFC [Member] | Direct Subsidary [Member]
Place of incorporation		Hong Kong	Hong Kong
Date of incorporation		Aug. 06, 2025	Aug. 06, 2025
Principal activities		Fund management	Fund management
Percentage of effective ownership		100.00%	100.00%
Mango Financial OFC [Member] | Indirect [Member]
Place of incorporation			Hong Kong
Date of incorporation		Aug. 06, 2025	Aug. 06, 2025
Principal activities		Fund management	Fund management
Percentage of effective ownership		100.00%	100.00%
Mango Financial Group Limited [Member]
Place of incorporation		Cayman Islands	Cayman Islands
Date of incorporation		Mar. 28, 2025	Mar. 28, 2025
Principal activities		Investment holding	Investment holding
Mango Financial Group Limited [Member] | Direct Subsidary [Member]
Place of incorporation		British Virgin Islands	British Virgin Islands
Date of incorporation		Jan. 17, 2024	Jan. 17, 2024
Principal activities		Investment holding	Investment holding
Percentage of effective ownership		100.00%	100.00%

[1]	Shareholders of NW comprise of Zhang Jia Ling Co., Limited (22.80%), Zhao Xinjie Co., Ltd (5.00%), and 22 other minority shareholders each holding between approximately 0.95% and 4.74%. No individual shareholder held a controlling interest in NW.